Share Capital, Reserves and Retained Earnings - Summary of OCI Accumulated in Reserves, Net of Tax (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Foreign operations translation	€ 5,468	€ 5,899	€ 1,954
Remeasurement of defined benefit plan	1,312	(997)	(370)
Total OCI	6,924	4,875	1,465
Owners of the Company [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Total OCI	6,780	4,902	1,584
Non-controlling interests [member]
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Total OCI	€ 144	€ (27)	€ (119)